Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Revenue by Major Type

The following table presents revenue by major type for the years ended September 30, 2025, 2024 and 2023:

	2025	2024	2023
Financial printing services	$4,417,324	$4,008,312	$4,875,865
Advisory services	1,203,031	1,623,580	1,151,751
Other*	629,117	252,509	241,177
	$6,249,472	$5,884,401	$6,268,793

*	Other are the standalone annual general meeting and extraordinary general meeting supporting service and other standalone services.